Segment Information - Schedule of Significant Expense Categories (Details)		12 Months Ended
		Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Schedule of Significant Expense Categories [Abstract]
Revenue		$ 43,796,144	$ 32,574,298	$ 41,353,555	$ 37,643,696
Cost of sales		(29,057,985)	(21,612,484)	(26,645,034)	(25,503,026)
Gross profit		14,738,159	10,961,814	14,708,521	12,140,670
Payroll expense		(6,511,571)	(4,843,117)	(5,461,072)	(4,409,757)
Retail outlets related expenses		(1,683,253)	(1,251,955)	(1,198,434)	(757,915)
Other segment expenses	[1]	(4,305,470)	(3,202,285)	(4,693,606)	(3,046,177)
Net income		$ 2,237,865	$ 1,664,457	$ 3,355,409	$ 3,926,821

[1]	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.